Provisions for liabilities and other charges	12 Months Ended
Dec. 31, 2020
Provisions for liabilities and other charges
Provisions for liabilities and other charges

19      Provisions for liabilities and other charges

Movements in provisions for liabilities and other charges are as follows:

		Marketplace
		and consignment	Provision for
In thousands of EUR	Tax risks	goods	other expenses	Total
Balance as of January 1, 2019	19,675	69	474	20,218
Additions	6,700	480	584	7,764
Reversals	(611)	—	(184)	(795)
Use of provision	(21)	—	(1)	(22)
Effect of translation	97	—	4	101
Balance as of December 31, 2019	25,840	549	877	27,266
Additions	4,736	501	911	6,148
Reversals	(167)	(207)	(188)	(562)
Use of provision	—	—	(131)	(131)
Effect of translation	(380)	(45)	(131)	(556)
Balance as of December 31, 2020	30,029	798	1,338	32,165
Current	30,029	798	977	31,804
Non-current	—	—	361	361

Tax risks

Tax risk provision includes provisions related to VAT for EUR 10,691 thousand (2019: EUR 10,329 thousand), provisions related to Withholding Tax (WHT) for EUR 19,013 thousand (2019: EUR 15,362 thousand) and provisions related to other taxes for EUR 324 thousand (2019: EUR 97 thousand). Provision is calculated based on the detailed review of uncertain tax positions completed by management across the group and in consideration of the probability of a liability arising, within the applicable statute of limitations.

Marketplace and consignment goods

The provision for marketplace and consignment goods relates to the lost and damaged items, to be reimbursed to the vendors. Provision is calculated based on the detailed review of these items, and it is expected to be utilized during the exercise period of 2021.

Provision for other expenses

Provision for other expense mainly includes restructuring provision of EUR 27 thousand (2019: EUR 173 thousand ), the provision end of service benefits of EUR 361 thousand (2019: EUR 226 thousand), and various litigation and penalty provisions of EUR 950 thousand (2019: EUR 483 thousand). The provisions are calculated based on our best estimate considering past experience.